Revenues from Continuing Operations - Summary of Revenues from Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Royalty revenues	$ 401	$ 565	$ 572
Rental revenue		78	152
Revenues from continuing operations	$ 401	$ 643	$ 724